Summary Prospectus
Touchstone Value Fund	October 28, 2022

Class A Ticker: TVLAX         Class C Ticker: TVLCX     Class Y Ticker: TVLYX
Institutional Class Ticker: TVLIX     Class R6 Ticker: TVLRX

Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated October 28, 2022, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/Resources, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

TOUCHSTONE VALUE FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Value Fund (the “Fund”) seeks to provide investors with long-term capital growth.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 77 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.

Touchstone Value Fund

	Class A	Class C	Class Y	Institutional Class	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses	0.28%	0.48%	0.28%	0.23%	7.51%
Total Annual Fund Operating Expenses	1.12%	2.07%	0.87%	0.82%	8.10%
Fee Waiver and/or Expense Reimbursement(2)	(0.04)%	(0.24)%	(0.04)%	(0.14)%	(7.47)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.08%	1.83%	0.83%	0.68%	0.63%
___________________________________________
(1)Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective September 1, 2021.
(2) Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.08%, 1.83%, 0.83%, 0.68% and 0.63% of average daily net assets for Classes A, C, Y, Institutional Class and Class R6 shares, respectively. This contractual expense limitation is effective through October 29, 2023, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time

Touchstone Value Fund
periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period					Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class R6	Class C
1 Year	$605	$286	$85	$69	$64	$186
3 Years	$834	$626	$274	$248	$1,703	$626
5 Years	$1,082	$1,092	$478	$441	$3,242	$1,092
10 Years	$1,792	$2,381	$1,069	$1,001	$6,690	$2,381

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund normally invests in equity securities of large- and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or higher) that Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors (“Barrow Hanley”), the Fund’s sub-advisor, believes are undervalued. As part of this strategy, the Fund may invest up to 15% of its assets in foreign equity securities. Equity securities include common and preferred stocks and depositary receipts. Barrow Hanley uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.

Although the Fund may also focus its investments within certain sectors, Barrow Hanley uses risk management tools to prevent over-exposure to particular market segments. Barrow Hanley is a “bottom-up” value manager, meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.

Touchstone Value Fund
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Value Investing Risk: Value investing presents the risk that the Fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not

Touchstone Value Fund
necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance

Before the Fund commenced operations, the assets and liabilities of the Old Mutual Barrow Hanley Value Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on April 16, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 1000® Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Value Fund
Touchstone Value Fund — Class A Shares Total Return as of December 31

40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
15.15%
30.93%
11.07%
(2.29)%
13.08%
13.94%
(5.76)%
25.50%
3.10%
24.59%
2012
2013
2014
2015
2016
2017
2018
2019
2020
2021

Best Quarter: 4th Quarter 2020 19.05%	Worst Quarter: 1st Quarter 2020 (30.31)%

The return of the Fund’s Class A shares for the nine months ended September 30, 2022 was (15.03)%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The inception date of Class C shares was April 12, 2012. Class C shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to April 12, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class C shares.

Class R6 shares commenced operations on October 28, 2021 and do not have a full calendar year of performance. Class R6 shares would have had substantially similar annual returns to Class A, Class C, Class Y and Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same shareholder fees and operating expenses.

Touchstone Value Fund
Average Annual Total Returns*
For the Periods Ended December 31, 2021

	1 Year	5 Years	10 Years
Touchstone Value Fund - Class A
Return Before Taxes	18.37%	10.28%	11.68%
Return After Taxes on Distributions	15.93%	8.21%	10.03%
Return After Taxes on Distributions and Sale of Fund Shares	12.25%	7.70%	9.20%
Touchstone Value Fund - Class C
Return Before Taxes	22.57%	10.76%	11.81%
Touchstone Value Fund - Class Y
Return Before Taxes	24.75%	11.90%	12.63%
Touchstone Value Fund - Institutional Class
Return Before Taxes	25.13%	12.05%	12.78%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.97%
*Returns are not presented for Class R6 shares, which commenced operations on October 28, 2021. Performance information for Class R6 shares will be shown when those shares have a full calendar year of operations. An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc. serves as the Fund’s investment advisor.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	Mark Giambrone	Since April 2012	Portfolio Manager, Senior Managing Director
	Lewis Ropp	Since December 2014	Portfolio Manager, Senior Managing Director
	David Ganucheau, CFA	Since October 2015	Portfolio Manager, Senior Managing Director
Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

Touchstone Value Fund

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

	Class R6
	Initial Investment	Additional Investment
Regular Account	$50,000	$50

Class R6 shares held on the Fund’s records require a $50,000 minimum initial investment and have a $50 subsequent investment minimum. Financial intermediaries may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRAs and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the "Investing with Touchstone" section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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